FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2003

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   James Cacioppo
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ James Cacioppo
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

May 13, 2003
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: $46,686 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

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

NON-CONFIDENTIAL                                         FORM 13F
                                                                                                                      (SEC USE ONLY)
QTR ENDED: 3/31/03                             Name of Reporting Manager:  Sandell Asset Management
-----------------------------------------------------------------------------------------------------------------------------------
    Item 1:                Item 2 :          Item 3:     Item 4:    Item 5:      Item 6:     Item 7:            Item 8:
Name of Issuer          Title of Class       CUSIP       Fair      Shares or   Investment   Managers   Voting Authority (Shares)
                                             Number      Market    Principal   Discretion     See
                                                         Value      Amount                  Instr. V  (a) Sole  (b) Shared (c) None
                                                         (X$1000)

AK STEEL HOLDING CORP       COM             001547-10-8     163       50,000 SH    SOLE                   50,000     -         -
ALLIANCE IMAGING INC        COM             018606-20-2     345      110,000 SH    SOLE                  110,000     -         -
ALLIED WASTE                COM PAR$.01     019589-30-8     799      100,000 SH    SOLE                  100,000     -         -
AMERISOURCEBERGEN CORP      COM             03073E-10-5   2,625       50,000 PUT   SOLE                   50,000     -         -
AQUILA INC                  COM             03840P-10-2   1,210      581,500 SH    SOLE                  581,500     -         -
BE AEROSPACE INC            COM             073302-10-1     475      250,000 SH    SOLE                  250,000     -         -
BUCKEYE TECHNOLOGIES INC    COM             118255-10-8     285       60,100 SH    SOLE                   60,100     -         -
CALPINE CORP                NOTE 4.00% 12/2 131347-BA-3   3,350    5,000,000 NOTE  SOLE                5,000,000     -         -
CHARTER COMMUNICATIONS INC. COM CL A        16117M-10-7      83      100,000 SH    SOLE                  100,000     -         -
DELTA AIR LINES INC         COM             247361-10-8   2,225      250,000 PUT   SOLE                  250,000     -         -
FELCOR LODGING TRUST INC    COM             31430F-10-1     623      100,000 SH    SOLE                  100,000     -         -
GENESIS HEALTH VENTURES     COM             37183F-10-7   4,945      332,800 SH    SOLE                  332,800     -         -
HCA INC                     COM             404119-10-9   1,654       40,000 PUT   SOLE                   40,000     -         -
LODGENET ENTMT CORP         COM             540211-10-9     405       47,658 SH    SOLE                   47,658     -         -
NORTHROP GRUMMAN            COM             666807-10-2  12,870      150,000 SH    SOLE                  150,000     -         -
NTL INC                     COM             62940M-10-4   4,313      486,238 SH    SOLE                  486,238     -         -
OWENS-ILLINOIS INC          COM NEW         690768-40-3     768       85,000 SH    SOLE                   85,000     -         -
PARKER DRILLING             COM             701081-10-1   1,067      450,000 SH    SOLE                  450,000     -         -
PATHMARK STORES INC         COM             70322A-10-1     802      120,000 SH    SOLE                  120,000     -         -
PRIMEDIA CORP               COM             74157K-10-1     980      400,000 SH    SOLE                  400,000     -         -
RAILAMERICA INC             COM             750753-10-5     122       20,000 SH    SOLE                   20,000     -         -
RIBAPHARM INC               COM             762537-10-8   4,403      850,000 SH    SOLE                  850,000     -         -
SIX FLAGS INC               COM             83001P-10-9     896      160,000 SH    SOLE                  160,000     -         -
TERRA INDUSTRIES INC        COM             880915-10-3     205      150,600 SH    SOLE                  150,600     -         -
TRICO MARINE SERVICES INC.  COM             896106-10-1     983      379,500 SH    SOLE                  379,500     -         -
WOLVERINE TUBE INC          COM             978093-10-2      90       20,000 SH    SOLE                   20,000     -         -

                                          Value Total:  $46,686

                                          Entry Total:       26
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